Tax (Tables)	6 Months Ended
Jun. 30, 2021
Major components of tax expense (income) [abstract]
Disclosure of deferred taxes

	As at 30.06.21	As at 31.12.20
Deferred tax assets and liabilities	£m	£m
USA	1,908	2,049
UK	1,380	886
Other territories	483	509
Deferred tax assets	3,771	3,444
Deferred tax liabilities	(8)	(15)

Analysis of deferred tax assets
Temporary differences	2,972	2,709
Tax losses	799	735
Deferred tax assets	3,771	3,444